Share Capital and Equity Reserve (Tables)	12 Months Ended
Jun. 30, 2021
Statement [Line Items]
Summary of number and weighted average exercise prices of share options
The following table summarizes activity under the Option Plan for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021		2020
	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)

Outstanding, beginning of year	791,171	$7.87	1,151,213	$7.82
Exercised	(106,844)	8.05	(286,268)	7.79
Forfeited	(1,800)	7.46	(58,474)	7.50
Expired	(250)	9.16	(15,300)	7.35

Outstanding, end of year	682,277	$7.84	791,171	$7.87

Summary of information about stock options issued and exercisable
The following table summarizes information about stock options outstanding and exercisable at June 30, 2021:

	Options Outstanding			Options Exercisable
Range of exercise prices (CAD)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)

$6.03 - $8.41	297,277	1.99	$6.49	272,691	$6.41
$8.42 - $9.16	385,000	4.68	8.89	192,500	8.89

	682,277	3.51	$7.84	465,191	$7.43

Summary of share-based compensation
The Company’s share-based compensation for the years ended June 30, 2021 and 2020 was comprised as follows:

	Year ended June 30,
	2021	2020

Stock Option	$111	$162
PSU	1,802	956
RSU	6,489	3,821
DSU	1,820	1,781
ESOP	137	52

	$10,359	$6,772

Summary of share-based compensation was attributable to the following areas
The Company’s share-based compensation was attributable to the following areas for the year ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Cost of revenue	$1,335	$463
Sales and marketing	3,271	2,206
Research and development	1,626	1,143
General and administration	4,127	2,960

	$10,359	$6,772

Summary of basic and diluted net income per share
Basic and diluted net income per share is calculated as follows:

	Year ended June 30,
	2021	2020

Net income attributable to common shareholders	$3,732	$10,635

Basic weighted average number of common shares outstanding	47,131,785	42,137,720
Effect of dilutive securities:
Stock Option	385,179	179,395
PSU	813,935	617,373
RSU	1,585,612	1,811,963

Diluted weighted average number of common shares outstanding	49,916,511	44,746,451

Basic net income per common share	0.08	$0.25

Diluted net income per common share	0.07	$0.24

Performance Share Units [Member]
Statement [Line Items]
Summary of number and weighted average exercise prices of other equity instruments
The following table summarizes PSU activity for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Outstanding, beginning of year	617,373	312,404
Granted	230,572	444,033
Exercised	(17,570)	(18,910)
Forfeited	(16,440)	(120,154)

Outstanding, end of year	813,935	617,373

Restricted Share Units [Member]
Statement [Line Items]
Summary of number and weighted average exercise prices of other equity instruments
The following table summarizes RSU activity for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Outstanding, beginning of year	1,811,963	1,282,298
Granted	701,732	1,288,092
Exercised	(573,104)	(521,442)
Forfeited	(201,702)	(236,985)

Outstanding, end of year	1,738,889	1,811,963

Deferred Share Unit Plan [Member]
Statement [Line Items]
Summary of number and weighted average exercise prices of other equity instruments
The following table summarizes activity under the DSU Plan for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Outstanding, beginning of year	377,612	340,862
Granted	6,763	85,062
Released	(60,365)	(48,312)

Outstanding, end of year	324,010	377,612